Goodwill and Other Intangible Assets - Changes in Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
End of period	$ 309,703,000	$ 309,102,000
Successor [Member]
Goodwill [Line Items]
Beginning of period	309,102,000	308,800,000
Foreign currency translation	600,000	300,000
End of period	$ 309,703,000	$ 309,102,000